FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in fair value of warrant liabilities - USD ($)	2 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Change in valuation inputs or other assumptions	$ 140,000
Private Placement [Member]
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Initial measurement on January 15, 2021		$ 10,297,467
Change in valuation inputs or other assumptions		1,337,334
Fair value at ending	11,634,801	11,634,801
Public [Member]
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Initial measurement on January 15, 2021		20,286,000
Change in valuation inputs or other assumptions		3,036,000
Fair value at ending	23,322,000	23,322,000
Warrant Liabilities [Member]
Schedule Of Changes In Fair Value Of Private And Public Warrant Liabilities [Line Items]
Initial measurement on January 15, 2021		30,583,467
Change in valuation inputs or other assumptions		4,373,334
Fair value at ending	$ 34,956,801	$ 34,956,801